Earnings per unit and cash distributions	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions
The below table sets out the calculation of (loss)/earnings per unit for each of periods presented in this report.

(in US $ millions, except per unit data)	2019	2018		2017
Net (loss)/income attributable to:
Common unitholders	(76.2)	56.1		141.2
Subordinated unitholders	(16.7)	—		—
Seadrill member interest	—	—		—
Net (loss)/income attributable to Seadrill Partners LLC owners	(92.9)	56.1		141.2

Weighted average units outstanding (in thousands):
Common unitholders	7,528	7,528	*	7,528	*
Subordinated unitholders	1,654	1,654	*	1,654	*

(Loss)/Earnings per unit:
Common unitholders (U.S. dollar)	$(10.12)	$7.45	*	$18.76	*
Subordinated unitholders (U.S. dollar)	$(10.12)	—		—

Cash distributions declared and paid in the period per unit (1) (2)	$0.22	$4.00	*	$4.00	*

Subsequent event: Cash distributions declared and paid relating to the period per unit (2) (3):	$—	$0.01	*	$0.10	*

* These amounts have been updated to reflect the 1 for 10 reverse stock split on July 2, 2019.
(1) Refers to the cash distributions declared and paid during the year.
(2) Distributions were declared and paid only with respect to the common units in 2019, 2018 and 2017.
(3) Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.
Earnings per unit is calculated using the two-class method where undistributed earnings are allocated to the various member interests. The net income attributable to the common and subordinated unitholders and the holders of the incentive distribution rights is calculated as if all net income was distributed according to the terms of the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the "Operating Agreement"), regardless of whether those earnings could be distributed. The Operating Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Company's board of directors to provide for the proper conduct of the Company's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. Therefore, the earnings per unit is not indicative of potential cash distributions that may be made based on historic or future earnings. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains/(losses).
Under the Operating Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $3.8750 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.
Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

•	First, to the common unitholders, pro-rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
Second, to the common unitholders, pro-rata, until the Company distributes for each outstanding common an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, to the subordinated units, pro-rata, the Company distributes for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter.
In addition, the Seadrill Member currently holds all of the incentive distribution rights in the Company. Incentive distribution rights represent the right to receive an increasing percentage of the quarterly distributions of cash available from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved.
If for any quarter during the subordination period:

•	The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•
The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution.

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders and the holders of the incentive distributions rights in the following manner:

•	first, 100.0% to all unitholders, until each unitholder receives a total of $4.456 per unit for that quarter (the "first target distribution");

•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $4.844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $5.813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.
The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.
The subordination period will extend until the second business day following the distribution of available cash from operating surplus in respect of any quarter, ending on or after September 30, 2017, that each of the following tests are met:

•
distributions of available cash from operating surplus on each of the outstanding common units and subordinated units equaled or exceeded the minimum quarterly distribution for each of the three consecutive, non-overlapping four-quarter periods immediately preceding that date;

•
the "adjusted operating surplus" (as defined in the partnership agreement) generated during each of the three consecutive, non-overlapping four-quarter periods immediately preceding that date equaled or exceeded the sum of the minimum quarterly distributions on all of the outstanding common units and subordinated units during those periods on a fully diluted weighted average basis during those periods; and

•	there are no outstanding arrearages in payment of the minimum quarterly distribution on the common units.
In addition, at any time on or after September 30, 2017, provided there are no arrearages in the payment of the minimum quarterly distribution on the common units and subject to approval by the conflicts committee, the holder or holders of a majority of the subordinated units will have the option to convert each subordinated unit into a number of common units at a ratio that may be less than one-to-one on a basis equal to the percentage of available cash from operating surplus paid out over the previous four-quarter period in relation to the total amount of distributions required to pay the minimum quarterly distribution in full over the previous four quarters.
No distributions were paid to either the subordinated unit holders or the incentive distribution rights holders for the years ending December 31, 2019, 2018 and 2017.